Related Party Transactions (Details) - USD ($)		3 Months Ended			9 Months Ended		12 Months Ended
	Apr. 10, 2014	Sep. 30, 2016	Jun. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 26, 2011	Mar. 26, 2009
Related Party Transactions (Textual)
Interest rate	8.00%
Maturity date	Apr. 01, 2016
Interest expense to related party				$ 2,066		$ 6,131
Additional contractual interest							$ 1,729
General and administrative expenses							790,611	$ 793,476
Total amount due		$ 100,000			$ 100,000
Reimbursable expenses					6,868
ConGlobal Industries Inc [Member]
Related Party Transactions (Textual)
Related party, cost of goods sold		209,867		235,373	419,095	759,598	943,594	1,140,315
Related party accounts payable and accrued expenses		79,367			79,367		317,468	92,792
Lawrence Group [Member]
Related Party Transactions (Textual)
Related party, cost of goods sold								4,760
Related party accounts payable and accrued expenses		13,171			13,171		52,683
Pre-project expenses included in related party accounts payable and accrued expenses							32,389	32,389
Vector Group Ltd [Member]
Related Party Transactions (Textual)
Notes payable		$ 73,500			$ 73,500		$ 73,500	73,500			$ 50,000
Interest rate		11.00%			11.00%				11.00%
Maturity date					Dec. 31, 2013		Jun. 30, 2015
Interest expense to related party							$ 6,468	8,197
Additional contractual interest			$ 3,773
Accrued interest, related party							43,301	36,833
Total amount due		$ 25,000			$ 25,000
Vector Group Ltd [Member] | Maximum [Member]
Related Party Transactions (Textual)
Notes payable										$ 100,000
Vector Group Ltd [Member] | Minimum [Member]
Related Party Transactions (Textual)
Notes payable										$ 50,000
Cheif Financial Officer [Member]
Related Party Transactions (Textual)
Accounts payable, related parties							0	7,300
General and administrative expenses				$ 30,250		$ 72,250	$ 72,250	$ 74,300